SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Long-Term Purchase Commitment [Line Items]
Total	$ 100,018	$ 98,434
Spare Parts and Consumables [Member]
Long-Term Purchase Commitment [Line Items]
Total	65,361	66,615
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 34,657	$ 31,819